VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Moderate Fund
Van Kampen Asset Allocation Growth Fund

Supplement dated November 21, 2008
to the
Class A Shares, Class B Shares and Class C Shares Prospectus
dated July 31, 2008
As previously supplemented on September 26, 2008 and
November 20, 2008
and to the
Class I Shares Prospectus
dated July 31, 2008
As previously supplemented on September 26, 2008

The Prospectus is hereby supplemented as follows:

The first three paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management.  Each Fund is managed by members of the Adviser’s Domestic Asset Allocation team. The Domestic Asset Allocation team consists of a portfolio manager and an analyst. The current member of the team primarily responsible for the day-to-day management of each Fund’s portfolio is Mark A. Bavoso, a Managing Director of the Adviser. Mr. Bavoso has been associated with the Adviser or its affiliates in an investment management capacity since 1986 and began managing the Fund at its inception in 2006. Mr. Bavoso is responsible for the execution of the overall strategy of each Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
AAFSPT 11/08

VAN KAMPEN EQUITY TRUST

Supplement dated November 21, 2008
to the
Statement of Additional Information
dated July 31, 2008,
as previously supplemented on August 18, 2008

The Statement of Additional Information is hereby supplemented as follows:

(1) The second paragraph of the section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers — Asset Allocation Conservative Fund, Asset Allocation Growth Fund and Asset Allocation Moderate Fund” is hereby deleted.

(2) The section entitled “Fund Management — Securities Ownership of Portfolio Managers — Asset Allocation Conservative Fund, Asset Allocation Growth Fund and Asset Allocation Moderate Fund,” is hereby deleted in its entirety and replaced with the following:

Asset Allocation Conservative Fund, Asset Allocation Growth Fund and Asset Allocation Moderate Fund

As of March 31, 2008, the dollar range of securities beneficially owned by the portfolio manager in each of Asset Allocation Conservative Fund, Asset Allocation Growth Fund and Asset Allocation Moderate Fund is shown below:

Mark A. Bavoso — None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
VKSPTSAI3 11/08